INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss carryforwards	$ 201,766	$ 129,500
Stock-based compensation	62,566	64,776
Long-term lease liabilities	42,486	0
Tax credit carryforwards	38,066	34,065
Accrued expenses	12,911	17,577
Other	21,039	16,713
Total deferred tax assets	378,834	262,631
Less: valuation allowance	(92,990)	(86,778)
Net deferred tax assets	285,844	175,853
Deferred tax liabilities:
Investment in subsidiaries	(240,420)	(240,590)
Right-of-use assets	(29,654)
Intangible assets	(28,488)	(35,380)
Investment in Pinterest	0	(23,018)
Other	(31,534)	(14,120)
Total deferred tax liabilities	(330,096)	(313,108)
Net deferred tax assets	$ (44,252)	$ (137,255)